TAXATION - Reconciliation (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of the statutory tax rate to the effective tax rate
Statutory CIT rate	25.00%	25.00%	25.00%
Effect on tax holiday and preferential tax treatment	(5.50%)	(3.80%)	(4.20%)
Effect of research and development super-deduction	5.80%	12.90%	11.80%
Other permanent adjustments	(5.10%)	(0.50%)	(7.00%)
Change in valuation allowance	(19.20%)	(32.20%)	(16.70%)
Tax rate difference from statutory rate in other jurisdictions	(1.00%)	(1.30%)	(8.90%)
Effective tax rate for the Group	0.00%	0.10%	0.00%